Income Taxes	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

10.    Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong and PRC. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. Under the current Samoa law, subsidiary incorporated in Samoa is not subject to income tax as it has no business operations in Samoa. The subsidiary operating in Macao is exempted from income taxes as it is a qualified 58/99/M company. The subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5%, 16.5% and 16.5% for the years ended April 30, 2010, 2011 and 2012 to the estimated income earned in or derived from Hong Kong if applicable.

Enterprise income tax in the PRC was generally charged at 33% of the assessable profit prior to January 1, 2008. From January 1, 2008, with the effect of the new PRC Enterprise Income Tax Law and Implementation Rules (“EIT Law”), the enterprise income tax rate on all domestic-invested enterprises and foreign investment enterprises in the PRC has been reduced from the rate of 33% to 25%, unless they qualify for certain exemptions.

Two of the PRC subsidiaries, Dongguan Sun Chuen and Heyuan Sun Line, were granted with a five-year grandfather period in accordance with the PRC tax regulation, “GuoShuiFa (2007) No. 39” issued in 2007. Under the new EIT Law, they continued to entitle to a full exemption for two years starting from the first profit-making year followed by a 50% exemption for the next three years. For Dongguan Sun Chuen, the grandfather period started from January 1, 2007 as this was the first profit-making year. However, Heyuan Sun Line has not been making profit so far, under the new EIT Law, the five-year grandfather period will be deemed started on January 1, 2008.

The Company also operates two processing factories in China for its manufacturing operations. Dongguan Sun Line Processing Factory and Shenzhen Broadway Processing Factory which are located in Dongguan and Shenzhen respectively.

Dongguan Sun Line Processing Factory is conducted pursuant to the processing agreement entered into between Sun Line Industrial Limited, which is incorporated in Hong Kong, and the PRC counterparty approved by Dongguan City Foreign Trade and Economic Cooperation Bureau.

Under the processing agreement, Sun Line Industrial Limited is not considered by local tax authorities to be doing business in China; accordingly, it is not subject to local taxes in China. The PRC company is responsible for paying taxes it incur as a result of its operation under the processing agreement.

In accordance with the Hong Kong Inland Revenue Departmental (“IRD”) Interpretation and Practice Note No. 21, 50% of the related income for the year arising in Hong Kong under the processing agreement has been determined is not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax has been based on such tax relief.

Shenzhen Broadway Processing Factory is conducted pursuant to the processing agreement entered into between Broadway Industrial Holdings Limited, which is incorporated in BVI, and the PRC counterparty approved by Shenzhen City Baoan District Economic Development Bureau. During the year, Broadway Precision Technology Limited, incorporated in BVI, took up the role of Broadway Industrial Holdings Limited under the processing agreement in December 2011.

Due to the complexity involved with certain tax matters, the Company has engaged an independent tax advisor to perform assessment in accordance with FASB ASC 740 “Income Taxes” during the year. The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalty as estimated which relate to tax years still subject to review by taxing authorities. Review periods remain open until the statute of limitations has passed.

Based on the operation of the BVI incorporated Broadway Industrial Holdings Limited (“Broadway Industrial (BVI)”), the PRC tax bureau may take the position that it has a permanent establishment in the PRC. Accordingly, Broadway Industrial (BVI) is subject to enterprise income tax at a rate of 25% on the net profits attributable to the permanent establishment in the PRC. As such, Broadway Industrial (BVI) provided income tax provisions at 25%.

Similarly, the PRC tax bureau may also take the position that New Skill Holdings Limited has a permanent establishment in the PRC through its import processing arrangement with its subsidiary, Dongguan Sun Chuen. Accordingly, New Skill Holdings Limited provided income tax provisions at 25% on the net profits attributable to the permanent establishment in the PRC.

Uncertain tax positions of all PRC subsidiaries have been also assessed and in the opinion of the independent tax advisor, there are no significant uncertain tax positions except for the transactions in between the PRC subsidiaries and their holding companies being subject to transfer pricing rulings in the PRC. The Company has evaluated the possibility of being charged with the under pricing arrangement by the relevant authorities. Accordingly, provision has been made for the estimated transfer pricing tax liabilities.

The Company recognizes interest expense and penalties related to income tax matters in interest and penalties expense within income tax expense. The sum of accrued interest or penalties accrued on the consolidated balance sheets accumulated of HK$7,180 on the consolidated balance sheets as at April 30, 2012. The Company had no significant unrecognized tax benefits at April 2010, 2011 and 2012.

As of April 30, 2011 and 2012, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended April 30,
	2010	2011	2012
	HK$	HK$	HK$

Current tax
- Hong Kong	10,499	2,695	2,985
- PRC	-	30,411	13,826
Deferred tax	358	-	-
	10,857	33,106	16,811

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended April 30,
	2010	2011	2012
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	(3,795)	3,842	2,990
Effect of different tax rates in other jurisdictions	11,625	42,800	13,676
Effect of income not chargeable for tax purpose	(12,192)	(70,292)	(21)
Effect of expenses not deductible for tax purpose	16,797	56,740	818
Tax effect of unused tax losses not recognized	(1,578)	16	-
Over provision in previous years	-	-	(652)
	10,857	33,106	16,811

The components of deferred tax asset (liability) recognized are as follows:

	April 30,	April 30,
	2011	2012
	HK$	HK$

Deferred tax asset (liability):
Accelerated tax depreciation	(15,156)	(15,156)
Others	-	652

Net deferred tax asset (liability)	(15,156)	(14.504)